ORGANIZATION (Results of Operations of VIEs) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Variable Interest Entity [Line Items]
Net revenues	¥ 131,323	$ 20,184	¥ 10,928	¥ 99,552
Net loss	(316,142)	(48,590)	(209,252)	(324,209)
VIEs [Member]
Variable Interest Entity [Line Items]
Net revenues	81,954	12,596	10,928	87,065
Net loss	(124,034)	(19,064)	(8,851)	(130,330)
Net cash (used in) operating activities	(162,328)	(24,949)	(50,876)	(83,113)
Net cash (used in) provided by investing activities	6,350	976	166,222	(105,922)
Net cash (used in) provided by financing activities	¥ 0	$ 0		¥ 0